Note 13 - Preferred Stock (Details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended					3 Months Ended	2 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended					3 Months Ended	1 Months Ended
	Feb. 28, 2014	Dec. 31, 2013	Mar. 31, 2014	Feb. 18, 2014	Jan. 31, 2014	Dec. 31, 2012	Feb. 18, 2014 Subsequent Event [Member] Securities Purchase Agreement [Member] Series A Preferred Stock [Member]	Feb. 18, 2014 Subsequent Event [Member] Securities Purchase Agreement [Member] Series B Preferred Stock [Member]	Feb. 18, 2014 Subsequent Event [Member] Securities Purchase Agreement [Member]	Feb. 18, 2014 Subsequent Event [Member] Non Refundable Deposit [Member]	Feb. 18, 2014 Subsequent Event [Member] Non Refundable Payment [Member]	Mar. 31, 2014 Subsequent Event [Member] Private Placement [Member] Juhl Renewable Assets [Member]	May 19, 2014 Subsequent Event [Member] Series A Convertivle Preferred Stock [Member] Juhl Renewable Assets [Member]	Jan. 02, 2014 Subsequent Event [Member] Series A Preferred Stock [Member]	Feb. 18, 2014 Subsequent Event [Member] Amortizing Promissory Note [Member]	Apr. 02, 2014 Subsequent Event [Member] Amortizing Promissory Note [Member]	Feb. 18, 2014 Securities Purchase Agreement [Member] Series A Preferred Stock [Member]	Feb. 18, 2014 Securities Purchase Agreement [Member] Series B Preferred Stock [Member]	Feb. 18, 2014 Securities Purchase Agreement [Member]	Feb. 18, 2014 Non Refundable Deposit [Member]	Feb. 18, 2014 Non Refundable Payment [Member]	Mar. 31, 2014 Private Placement [Member] Juhl Renewable Assets [Member]	Jan. 31, 2014 Series A Convertivle Preferred Stock [Member]
Note 13 - Preferred Stock (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)							4,560,000	5,838,750	10,398,750								4,560,000	5,838,750	10,398,750
Stock Repurchased During Period, Value									$ 2,184,000										$ 2,184,000
Carrying Value of Securities Purchased under Agreements to Resell and Deposits Paid for Securities Borrowed										40,000	40,000									40,000	40,000
Debt Instrument, Face Amount															2,104,000	2,104,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%										8.00%	8.00%
Repayment of Notes Payable, Proceeds from Issuance of Common Stock, Percentage															50.00%	50.00%
Debt Instrument, Periodic Payment															40,000
Dividend Reduction Percentage														50.00%									50.00%
Notes Payable, Current		910,612	877,698			234,807																	46,613
Conversion of Stock, Shares Converted (in Shares)	260,000
Stock Issued During Period, Shares, Other (in Shares)	260,000
Payments for Repurchase of Convertible Preferred Stock	10,000
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)				60,000
Share Price (in Dollars per share)				$ 0.25
Stock Issued During Period, Value, New Issues		$ 95,400										$ 3,000,000										$ 3,000,000
Stock Issued During Period, Shares, New Issues (in Shares)													375,000